Related parties (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 30, 2020	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 15, 2025	Jun. 30, 2025	Dec. 31, 2022
Related Party Transaction [Line Items]
Total debt		$ 73,354,000		$ 73,354,000		$ 74,963,000
Promissory note		$ 74,305,000		$ 74,305,000		$ 76,292,000	$ 60,494,000
Common stock, shares outstanding (in shares)		12,786,792	6,110,449	12,786,792	6,110,449	6,133,631	25,733,735
Investments		$ 1,093,064,000		$ 1,093,064,000		$ 1,062,824,000	$ 1,035,335,000
Equity investment earning				805,000	$ 241,000	$ 680,000	1,124,000
Income From Profit Sharing Agreement		300,000		300,000	0
Previously Reported
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares)						25,895,612
Deferred Profit Sharing
Related Party Transaction [Line Items]
Intangible assets — indefinite life								$ 11,200,000
Portman-Logan
Related Party Transaction [Line Items]
Subsidiary, Ownership Percentage, Parent								24.99%
Yukon New Parent, Inc.
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares)									1,000
Stock subscription receivable, from related party									$ 1
Asset Management
Related Party Transaction [Line Items]
Investments		39,022,000		39,022,000		$ 21,370,000	26,410,000
Dividend income		22,000	$ 71,000	89,000	296,000	356,000	584,000
Equity investment earning		481,000	74,000	805,000	$ 241,000	680,000	1,124,000
Insurance Solutions
Related Party Transaction [Line Items]
Investments						915,556,000	884,288,000
Intangible assets — indefinite life		$ 2,444,000		$ 2,444,000		$ 2,444,000	$ 2,444,000
RSU's
Related Party Transaction [Line Items]
Outstanding (in shares)		0		0		1,409,780	194,397			291,587
Granted (in shares)				652,135	1,435,700	1,435,700	0
Vesting period						3 years
DEUs
Related Party Transaction [Line Items]
Outstanding (in shares)		0		0		23,172	14,651			7,101
Granted (in shares)				48,516		16,927	9,891
Promissory Note due October 2040 | Commercial Paper
Related Party Transaction [Line Items]
Promissory note						$ 13,600,000	$ 13,600,000
Accrued interest income receivable						1,900,000	800,000
Promissory Note due October 2040 | Commercial Paper | Maximum
Related Party Transaction [Line Items]
Total debt	$ 15,000,000
Promissory Note due October 2040 | Commercial Paper | First 10 Years
Related Party Transaction [Line Items]
Interest rate	8.00%
Debt instrument,term	10 years
Promissory Note due October 2040 | Commercial Paper | Second 10 Years
Related Party Transaction [Line Items]
Interest rate	8.00%
Variable rate	2.00%
Debt instrument,term	10 years
Related Party | Yukon New Parent, Inc.
Related Party Transaction [Line Items]
Stock subscription receivable, from related party									$ 1
Related Party | Asset Management
Related Party Transaction [Line Items]
Investments		$ 24,660,000		$ 24,660,000		20,871,000	24,739,000
Related Party | Insurance Solutions
Related Party Transaction [Line Items]
Investments		21,746,000		21,746,000		23,659,000
Affiliated Entity | MLCSC
Related Party Transaction [Line Items]
Profit Sharing Interest, Distribution Entitlement Percentage								16.03%
Affiliated Entity | Promissory Note due October 2040 | Commercial Paper
Related Party Transaction [Line Items]
Total debt	$ 15,000,000
Promissory note		13,600,000		13,600,000		13,600,000
Accrued interest income receivable		2,700,000		2,700,000		1,900,000
Affiliated Entity | Promissory Note due October 2040 | Commercial Paper | First 10 Years
Related Party Transaction [Line Items]
Interest rate	8.00%
Debt instrument,term	10 years
Affiliated Entity | Promissory Note due October 2040 | Commercial Paper | Second 10 Years
Related Party Transaction [Line Items]
Interest rate	8.00%
Variable rate	2.00%
Debt instrument,term	10 years
Service Agreements | Related Party
Related Party Transaction [Line Items]
Administrative fees		1,500,000	1,100,000	3,900,000	$ 3,000,000	3,900,000	3,700,000
Administrative fees payable		$ 2,200,000		$ 2,200,000		1,200,000	1,300,000
Transactions With Affiliates | Affiliated Entity
Related Party Transaction [Line Items]
Servicing fees						2,500,000	300,000
Transactions With Affiliates | Affiliated Entity | Promissory Note due October 2040 | Commercial Paper
Related Party Transaction [Line Items]
Interest income						$ 1,100,000	$ 1,100,000
Key Management Personnel Compensation | Directors and Officers
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares)		282,461		282,461		184,675	645,370
Key Management Personnel Compensation | Directors and Officers | Previously Reported
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares)						804,679
Key Management Personnel Compensation | CEO And Co-Presidents
Related Party Transaction [Line Items]
Equity-based compensation percentage (as percent)				100.00%		100.00%
Key Management Personnel Compensation | CEO And Co-Presidents | RSUs inclusive of DEUs
Related Party Transaction [Line Items]
Outstanding (in shares)						659,557	165,664
Key Management Personnel Compensation | CEO And Co-Presidents | RSU's
Related Party Transaction [Line Items]
Granted (in shares)						595,000	0
Key Management Personnel Compensation | CEO And Co-Presidents | RSU's | Minimum
Related Party Transaction [Line Items]
Vesting period						2 years
Key Management Personnel Compensation | CEO And Co-Presidents | RSU's | Maximum
Related Party Transaction [Line Items]
Vesting period						3 years
Key Management Personnel Compensation | CEO And Co-Presidents | DEUs
Related Party Transaction [Line Items]
Granted (in shares)				16,790	3,408	8,441	5,313
Other Transactions With BCPA or Affiliates | Related Party
Related Party Transaction [Line Items]
Servicing fees				$ 2,200,000		$ 7,400,000	$ 11,400,000
Other Transactions With BCPA or Affiliates | Affiliated Entity
Related Party Transaction [Line Items]
Servicing fees				5,300,000	$ 5,400,000	7,200,000	7,400,000
Payable to affiliate		$ 600,000		600,000		600,000	600,000
Other Transactions With BCPA or Affiliates | Affiliated Entity | Asset Management
Related Party Transaction [Line Items]
Interest income		300,000	800,000	800,000	300,000	1,100,000	1,100,000
Investments		24,700,000		24,700,000		20,900,000	24,700,000
Dividend income		100,000	100,000	100,000	300,000	400,000	400,000
Equity investment earning		500,000	800,000	100,000	200,000	700,000	1,100,000
Other Transactions With BCPA or Affiliates | Affiliated Entity | Insurance Solutions
Related Party Transaction [Line Items]
Interest income			900,000		1,900,000	2,400,000	1,600,000
Investments		21,700,000		21,700,000		23,700,000	24,700,000
Dividend income			200,000		200,000	$ 300,000	$ 200,000
Transaction With Servicing Fees | Affiliated Entity
Related Party Transaction [Line Items]
Servicing fees		400,000	400,000	1,500,000	1,900,000
Related Party Interest Income | Affiliated Entity | Promissory Note due October 2040 | Commercial Paper
Related Party Transaction [Line Items]
Servicing fees		$ 300,000	$ 300,000	$ 800,000	$ 800,000